BALANCE SHEET (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Class A subject to possible redemption, shares	38,713,476	38,713,476	38,489,273	0
Class A subject to possible redemption, redemption value per share	$ 10	$ 10	$ 10.00	$ 10
Preferred stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Common stock, shares authorized	220,000,000	220,000,000
Class A Common Stock
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000		200,000,000
Common stock, shares issued	1,286,524	1,286,524		0
Common stock, shares outstanding	1,286,524	1,286,524		0
Class F Common Stock
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000		20,000,000
Common stock, shares issued	10,000,000	10,000,000		10,000,000
Common stock, shares outstanding	10,000,000	10,000,000		10,000,000